7. Right-of-Use Assets: Schedule of Right of Use Assets (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Details
Additions to right-of-use assets	$ 63,360
Depreciation on right-of-use assets	2,640	$ 0	$ 0
Right-of-use assets	$ 60,720	$ 0